Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 98.5%

Financials - 31.4%
ACRES Commercial Realty Corp., Series C, 8.63%	13,780	$343,122
AG Mortgage Investment Trust, Inc., Series B, 8.00%	4,415	90,507
AG Mortgage Investment Trust, Inc., Series C, 8.00%	7,929	193,468
AGNC Investment Corp., Series D, 9.89%	26,949	677,498
AGNC Investment Corp., Series E, 6.50%	45,770	1,133,723
AGNC Investment Corp., Series F, 6.13%	66,407	1,597,088
AGNC Investment Corp., Series G, 7.75%	16,324	398,958
Annaly Capital Management, Inc., Series F, 10.59%	3,737	95,705
Annaly Capital Management, Inc., Series G, 9.67%	49,687	1,261,553
Annaly Capital Management, Inc., Series I, 10.58%	49,945	1,285,085
Arbor Realty Trust, Inc., Series D, 6.38%	26,389	470,252
Arbor Realty Trust, Inc., Series E, 6.25%	15,929	291,182
Arbor Realty Trust, Inc., Series F, 6.25%	32,036	609,325
ARMOUR Residential REIT, Inc., Series C, 7.00%	19,457	436,420
Chimera Investment Corp., Series A, 8.00%	16,992	404,240
Chimera Investment Corp., Series B, 11.38%	37,282	923,475
Chimera Investment Corp., Series C, 7.75%	29,543	656,150
Chimera Investment Corp., Series D, 10.93%	23,191	579,079
Dynex Capital, Inc., Series C, 6.90%	12,351	308,651
Ellington Financial, Inc., 6.75%	6,746	166,829
Ellington Financial, Inc., Series C, 8.63%	423	10,355
Franklin BSP Realty Trust, Inc., Series E, 7.50%	29,633	634,146
Granite Point Mortgage Trust, Inc., Series A, 7.00%	9,120	153,946
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	8,836	172,301
Invesco Mortgage Capital, Inc., Series B, 7.75%	13,094	325,255
Invesco Mortgage Capital, Inc., Series C, 7.50%	22,415	521,149
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	38,273	729,101
MFA Financial, Inc., Series B, 7.50%	24,372	526,435
MFA Financial, Inc., Series C, 6.50%	31,942	738,180
New York Mortgage Trust, Inc., Series D, 8.00%	18,124	376,979
New York Mortgage Trust, Inc., Series E, 7.88%	21,862	512,664
New York Mortgage Trust, Inc., Series F, 6.88%	4,729	99,120
PennyMac Mortgage Investment Trust, Series A, 8.13%	13,194	317,843
PennyMac Mortgage Investment Trust, Series B, 8.00%	22,384	532,963
PennyMac Mortgage Investment Trust, Series C, 6.75%	29,304	565,567
Ready Capital Corp., 5.75%	27,707	661,366
Ready Capital Corp., Series E, 6.50%	13,194	245,276
Rithm Capital Corp., Series A, 7.50%	17,805	451,357
Rithm Capital Corp., Series B, 7.13%	33,461	835,521
Rithm Capital Corp., Series C, 6.38%	47,142	1,119,622
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Rithm Capital Corp., Series D, 7.00%	53,931	$1,263,064
TPG RE Finance Trust, Inc., Series C, 6.25%	23,672	437,459
Two Harbors Investment Corp., Series A, 8.13%	14,433	345,526
Two Harbors Investment Corp., Series B, 7.63%	32,412	734,132
Two Harbors Investment Corp., Series C, 7.25%	36,662	879,155
Total Financials		25,110,792

Real Estate - 67.1%
Agree Realty Corp., Series A, 4.25%	48,109	888,092
American Homes 4 Rent, Series G, 5.88%	4,550	104,195
American Homes 4 Rent, Series H, 6.25%	31,524	755,945
Armada Hoffler Properties, Inc., Series A, 6.75%	32,297	700,845
Chatham Lodging Trust, Series A, 6.63%	12,351	256,901
City Office REIT, Inc., Series A, 6.63%	18,575	334,350
DiamondRock Hospitality Co., 8.25%	30,297	759,243
Digital Realty Trust, Inc., Series J, 5.25%	56,412	1,227,525
Digital Realty Trust, Inc., Series K, 5.85%	56,905	1,401,570
Digital Realty Trust, Inc., Series L, 5.20%	91,589	1,975,575
DigitalBridge Group, Inc., Series H, 7.13%	58,027	1,336,942
DigitalBridge Group, Inc., Series I, 7.15%	92,577	2,088,537
DigitalBridge Group, Inc., Series J, 7.13%	82,517	1,860,758
Diversified Healthcare Trust, 5.63%	98,074	1,336,749
Diversified Healthcare Trust, 6.25%	77,962	1,169,430
EPR Properties, Series G, 5.75%	42,321	887,895
Federal Realty Investment Trust, Series C, 5.00%	42,216	892,446
Gladstone Commercial Corp., Series E, 6.63%	44,257	970,999
Gladstone Commercial Corp., Series G, 6.00%	11,638	233,458
Gladstone Land Corp., Series B, 6.00%	34,621	731,888
Gladstone Land Corp., Series C, 6.00%	53,595	1,134,070
Global Medical REIT, Inc., Series A, 7.50%	7,296	179,627
Global Net Lease, Inc., Series A, 7.25%	54,246	1,165,204
Global Net Lease, Inc., Series B, 6.88%	32,095	656,022
Global Net Lease, Inc., Series D, 7.50%	58,309	1,278,133
Global Net Lease, Inc., Series E, 7.38%	19,182	425,649
Hudson Pacific Properties, Inc., Series C, 4.75%	118,652	1,517,559
Kimco Realty Corp., Series L, 5.13%	61,110	1,318,143
Kimco Realty Corp., Series M, 5.25%	71,928	1,573,065
National Storage Affiliates Trust, Series A, 6.00%	58,534	1,313,503
Office Properties Income Trust, 6.38%	1,971	22,036
Pebblebrook Hotel Trust, Series E, 6.38%	5,752	121,482
Pebblebrook Hotel Trust, Series F, 6.30%	42,297	882,738
Pebblebrook Hotel Trust, Series G, 6.38%	62,863	1,265,432
Pebblebrook Hotel Trust, Series H, 5.70%	63,842	1,150,433
Public Storage, Series F, 5.15%	24,945	575,980
Public Storage, Series G, 5.05%	28,672	645,693
Public Storage, Series H, 5.60%	27,131	669,864
Public Storage, Series I, 4.88%	30,273	652,989
Public Storage, Series J, 4.70%	23,806	491,594
Public Storage, Series K, 4.75%	20,552	429,331
Public Storage, Series L, 4.63%	47,357	960,400
Public Storage, Series M, 4.13%	4,163	76,308

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series N, 3.88%	25,085	$423,936
Public Storage, Series O, 3.90%	17,113	292,803
Public Storage, Series P, 4.00%	55,163	964,249
Public Storage, Series Q, 3.95%	15,170	266,537
Public Storage, Series R, 4.00%	38,011	662,912
Public Storage, Series S, 4.10%	4,376	78,856
Realty Income Corp., Series A, 6.00%	47,558	1,159,464
Regency Centers Corp., Series B, 5.88%	16,388	362,175
Saul Centers, Inc., Series E, 6.00%	7,716	157,021
SITE Centers Corp., Series A, 6.38%	49,296	1,150,076
SL Green Realty Corp., Series I, 6.50%	63,659	1,397,952
Summit Hotel Properties, Inc., Series E, 6.25%	10,878	225,066
Summit Hotel Properties, Inc., Series F, 5.88%	14,456	297,215
Sunstone Hotel Investors, Inc., Series H, 6.13%	31,269	666,030
Sunstone Hotel Investors, Inc., Series I, 5.70%	12,780	255,600
UMH Properties, Inc., Series D, 6.38%	72,165	1,724,022
Vornado Realty Trust, Series L, 5.40%	83,958	1,317,301
Vornado Realty Trust, Series M, 5.25%	89,520	1,363,390
Vornado Realty Trust, Series N, 5.25%	84,160	1,292,698
Vornado Realty Trust, Series O, 4.45%	83,314	1,095,579
Total Real Estate		53,571,480

Total Preferred Stocks
(Cost $83,442,552)		78,682,272
MONEY MARKET FUNDS - 1.5%
RBC U.S. Government Money Market Fund - Institutional Shares, 5.23%(1)	592,066	592,066
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 5.21%(1)	592,066	592,066
Total Money Market Funds		1,184,132
(Cost $1,184,132)
TOTAL INVESTMENTS - 100.0%
(Cost $84,626,684)		79,866,404
Liabilities in Excess of Other Assets - (0.0)%(2)		(10,947)
Net Assets - 100.0%		$79,855,457

(1)	The rate shown reflects the seven-day yield as of July 31, 2024.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$78,682,272	$—	$—	$78,682,272
Money Market Funds	1,184,132	—	—	1,184,132
Total	$79,866,404	$—	$—	$79,866,404